UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

Annual Report
February 29, 2016

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	6

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	19

STATEMENTS OF OPERATIONS	20

STATEMENTS OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	37

NOTICE OF PRIVACY POLICY & PRACTICES	38

ADDITIONAL INFORMATION	39

Dear Shareholder:

US & Global Economic Overview
The last 12 months have been quite tumultuous ones in the market.  The US stock market experienced two corrections in which the S&P 500 was down more than 10%, one last summer and another at the start of 2016.  Both corrections centered on concerns about China, commodities, central bank policy, and credit, which led to increased volatility throughout the year.

On December 16th, the Federal Reserve made its first move toward normalizing interest rates by raising the federal funds rate to a target range of 0.25-0.50% after moving it essentially to 0% in December 2008. Prior to the rate increase, Fed Chair Janet Yellen commented in a speech to the Economic Club of Washington that the increase would “be a testament to how far our economy has come in recovering from the effects of the financial crisis and the Great Recession.”

The events that unfolded following that first rate hike in 10 years created unease and concern in global markets.  The following events all played a role in the increased market volatility over the last few months:

1.
China’s leadership allowed their currency to depreciate at the start of 2016, which sparked another major reduction in risk appetites across the financial markets. This resulted in considerable tightening of global financial conditions.

2.	Oil plummeted to new lows, amidst concerns over global economic growth and possible oversupply.

3.	The Bank of Japan surprised markets by taking its interest rate on excess reserves negative for the first time ever.

4.	The European Central Bank’s suggested that it would cut rates further into negative territory, which contributed to underperformance within the European banking sector.

These events sent a strong signal that markets were losing faith in central banks’ ability to further prop up asset prices, growth and inflation, as they had been doing over and over again since the 2008 financial crisis.  These events and economic concerns were offset by continued expansion in a US economy that shows no serious indications of slowing down.  In fact, since mid-February 2016 the markets have rebounded considerably, as fears of a US/global recession have abated given the current strong labor market and benign inflation.  In addition, the worst could be over within the energy markets as oil prices have recovered to approximately $40, which removes some of the fear that illness in the oil patch will spread to bank balance sheets.

Bright Rock Fund Overviews
Given the heightened volatility in the markets over the past 12 months, we are pleased to have delivered outperformance to our clients in both the Mid Cap Growth and the Quality Large Cap Funds.  The outperformance in both strategies is attributable to our successful stock selection over the past year and our equal weighted sector allocation approach.  The highlights underpinning the performance are listed below.

Mid Cap Growth Fund:
For the 12 month period ended 2/29/16, the Institutional Class shares of the Fund returned -5.68%, which was ahead of the return on the Russell Midcap Growth Index of -10.84%. Given the Fund’s equal-weighted sector strategy, our overweight to the Energy sector was the largest detractor to relative performance; however, our stock selection was a positive contributor and accounted for the majority of the Fund’s relative outperformance.  Year-to-date (through 2/29/16) relative performance has also been strong with the Fund returning -1.36% compared to the Russell Midcap Growth Index return of -6.12%. Cameron (+45.05%) received a nice lift after news broke in August that it would be acquired by Schlumberger. Edwards Lifescience (+30.74%), Jack Henry & Associates (+27.28), and Rollins Inc. (+25.13) were also strong positive contributors during the past 12 months. Exposure to energy-related companies detracted from performance with ONEOK (-47.84%) and Oceaneering (-46.53%) standing out as notable underperformers.

Quality Large Cap Fund:
For the 12 month period ended 2/29/16, the Institutional Class shares of the Fund returned -3.31%, ahead of the S&P 500 Index which returned -6.19% over the same 12 month period. Year-to-date (through 2/29/16) relative performance has been strong with the Fund returning -1.15%, compared to the return on the S&P 500 Index of -5.09%. Stock selection accounted for the majority of the Fund’s relative outperformance. Seven out of the ten sectors in the S&P 500 produced negative returns over the past year.  The Energy (-24.32%), Financials (-11.65%), Healthcare (-6.95%) and Materials (-17.16%) sectors all underperformed the overall market. The Fund’s overweight to Energy and Materials detracted from relative performance, however stock selection in these sectors helped. The Fund’s underweight to Financials and Healthcare also contributed to relative performance. Telecom (+7.54%) and Utilities (+6.11%), two of the smallest sectors, were the top performing sectors in the S&P 500 Index over the past 12 months. Given the Fund’s equal-weighted sector strategy, our large overweight to these sectors was a positive contributor to relative performance. Questar (+30.21%), Aqua America (+18.52%), and AT&T (+13.05%) were the strongest performers in these sectors. Alphabet Inc. (+30.69%) in Technology and Starbucks (+29.62%) in Consumer Discretionary also stood out as notable positive contributors, while McKesson (-31.57%) in Healthcare and Wal-Mart (-18.77%) in Consumer Staples were notable negative contributors.

Thank you for your business and the confidence you have placed in us. We wish you a wonderful 2016.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 29, 2016

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual	$1,000.00	$ 986.60	$6.17
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.65	$6.27

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual	$1,000.00	$ 985.40	$7.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.40	$7.52

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual	$1,000.00	$1,025.10	$4.53
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.39	$4.52

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual	$1,000.00	$1,023.80	$5.79
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.14	$5.77

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 29, 2016

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth Fund
Institutional Class	-5.68%	7.35%	4.50%	8.76%	N/A
Investor Class	-5.95%	7.70%	N/A	N/A	8.51%
Russell Midcap Growth
Total Return Index	-10.84%	9.89%	8.84%	13.08%	11.87%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $10,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 29, 2016

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap Fund
Institutional Class	-3.31%	9.98%	10.16%	11.95%	N/A
Investor Class	-3.56%	9.99%	N/A	N/A	12.34%
S&P 500 Total Return Index	-6.19%	10.75%	10.13%	13.22%	12.64%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $10,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 29, 2016

	Shares	Value

COMMON STOCKS – 98.14%

Auto Components – 2.26%
Gentex Corp.	71,000	$1,033,760

Beverages – 2.20%
Monster Beverage Corp. (a)	8,000	1,004,000

Capital Markets – 4.53%
Eaton Vance Corp.	32,000	925,120
SEI Investments Co.	22,000	839,740
Waddell & Reed Financial, Inc.	13,000	304,460
		2,069,320

Chemicals – 7.17%
Airgas, Inc.	9,000	1,273,680
Sherwin-Williams Co.	7,400	2,001,700
		3,275,380

Commercial Services & Supplies – 7.73%
Copart, Inc. (a)	32,100	1,211,775
Rollins, Inc.	45,000	1,238,850
Stericycle, Inc. (a)	9,500	1,082,335
		3,532,960

Containers & Packaging – 0.97%
AptarGroup, Inc.	6,000	442,260

Distributors – 2.24%
LKQ Corp. (a)	37,000	1,021,200

Diversified Financial Services – 2.31%
FactSet Research Systems, Inc.	7,000	1,053,430

Electronic Equipment, Instruments & Components – 4.99%
Amphenol Corp.	22,000	1,167,540
IPG Photonics Corp. (a)	13,500	1,113,210
		2,280,750

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2016

	Shares	Value

Energy Equipment & Services – 2.44%
FMC Technologies, Inc. (a)	15,000	$367,950
Oceaneering International, Inc.	27,000	745,740
		1,113,690

Food Products – 7.20%
Flowers Foods, Inc.	48,000	822,240
Hershey Co.	21,000	1,908,690
McCormick & Co, Inc.	6,000	559,560
		3,290,490

Health Care Equipment & Supplies – 10.51%
Edwards Lifesciences Corp. (a)	14,000	1,218,000
IDEXX Laboratories, Inc. (a)	27,000	1,975,320
ResMed, Inc.	20,000	1,138,200
Varian Medical Systems, Inc. (a)	6,000	469,320
		4,800,840
Health Care Providers & Services – 2.35%
MEDNAX, Inc. (a)	16,000	1,072,640

Household Products – 2.78%
Church & Dwight Co., Inc.	14,000	1,270,640

IT Services – 4.41%
Jack Henry & Associates, Inc.	24,500	2,014,880

Machinery – 2.60%
Valmont Industries, Inc.	10,500	1,187,025

Multiline Retail – 1.40%
Dollar Tree, Inc. (a)	8,000	642,000

Oil, Gas & Consumable Fuels – 7.17%
Spectra Energy Corp.	47,500	1,387,000
Western Refining, Inc.	27,000	720,090
World Fuel Services Corp.	25,000	1,170,250
		3,277,340
Road & Rail – 4.18%
J.B. Hunt Transport Services, Inc.	25,000	1,907,250

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2016

	Shares	Value

Semiconductors & Semiconductor Equipment – 3.48%
Analog Devices, Inc.	9,000	$476,910
Microchip Technology, Inc.	25,000	1,112,250
		1,589,160
Software – 3.29%
Red Hat, Inc. (a)	23,000	1,503,050

Specialty Retail – 2.41%
Tractor Supply Co.	13,000	1,099,410

Textiles, Apparel & Luxury Goods – 5.46%
Michael Kors Holdings Ltd. (a)(b)	44,000	2,492,600

Trading Companies & Distributors – 4.06%
Fastenal Co.	29,000	1,313,410
MSC Industrial Direct Co., Inc.	7,750	539,245
		1,852,655
TOTAL COMMON STOCKS (Cost $38,899,368)		44,826,730

SHORT-TERM INVESTMENTS – 1.81%
Fidelity Institutional Money Market Portfolio 0.350% (c)	825,717	825,717
TOTAL SHORT-TERM INVESTMENTS (Cost $825,717)		825,717
Total Investments (Cost $39,725,085) – 99.95%		45,652,447
Other Assets in Excess of Liabilities – 0.05%		24,311
TOTAL NET ASSETS – 100.00%		$45,676,758

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of February 29, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 29, 2016

	Shares	Value

COMMON STOCKS – 97.53%

Aerospace & Defense – 2.56%
United Technologies Corp.	48,000	$4,637,760

Air Freight & Logistics – 2.12%
CH Robinson Worldwide, Inc.	55,000	3,840,650

Banks – 3.83%
Wells Fargo & Co.	148,000	6,944,160

Beverages – 2.75%
PepsiCo, Inc.	51,000	4,988,820

Biotechnology – 3.37%
Gilead Sciences, Inc.	70,000	6,107,500

Capital Markets – 3.36%
BlackRock, Inc.	8,000	2,495,680
T. Rowe Price Group, Inc.	52,000	3,593,720
		6,089,400
Chemicals – 9.48%
Ecolab, Inc.	35,000	3,589,250
FMC Corp.	155,000	5,834,200
Praxair, Inc.	35,000	3,562,650
Sherwin-Williams Co.	15,500	4,192,750
		17,178,850
Diversified Telecommunication Services – 7.75%
AT&T, Inc.	155,000	5,727,250
Verizon Communications, Inc.	164,000	8,319,720
		14,046,970
Electric Utilities – 4.94%
Southern Co.	110,000	5,299,800
Westar Energy, Inc.	84,000	3,650,640
		8,950,440
Energy Equipment & Services – 5.94%
Oceaneering International, Inc.	130,000	3,590,600
Schlumberger Ltd. (a)	100,000	7,172,000
		10,762,600

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2016

	Shares	Value

Food & Staples Retailing – 6.31%
CVS Health Corp.	63,000	$6,121,710
Wal-Mart Stores, Inc.	80,000	5,307,200
		11,428,910
Food Products – 1.01%
General Mills, Inc.	31,000	1,824,350

Gas Utilities – 3.69%
Questar Corp.	270,000	6,687,900

Health Care Providers & Services – 1.92%
Cardinal Health, Inc.	42,500	3,472,250

Hotels, Restaurants & Leisure – 2.39%
McDonald's Corp.	37,000	4,336,030

Industrial Conglomerates – 2.92%
General Electric Co.	181,780	5,297,069

Insurance – 2.23%
Aflac, Inc.	68,000	4,047,360

Internet Software & Services – 2.22%
Alphabet, Inc. (b)	5,600	4,016,432

IT Services – 2.20%
Cognizant Technology Solutions Corp. (b)	70,000	3,988,600

Life Sciences Tools & Services – 1.00%
Thermo Fisher Scientific Inc.	14,000	1,808,660

Media – 2.74%
Comcast Corp.	86,000	4,964,780

Oil, Gas & Consumable Fuels – 3.88%
California Resources Corp.	936	526
Chevron Corp.	26,000	2,169,440
Exxon Mobil Corp.	52,000	4,167,800
Occidental Petroleum Corp.	10,000	688,200
		7,025,966
Pharmaceuticals – 3.19%
Johnson & Johnson	55,000	5,786,550

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2016

	Shares	Value
Road & Rail – 2.66%
CSX Corp.	200,000	$4,828,000

Software – 3.04%
Citrix Systems, Inc. (b)	78,000	5,510,700

Specialty Retail – 5.75%
Advance Auto Parts, Inc.	25,000	3,711,000
Home Depot, Inc.	54,000	6,702,480
		10,413,480
Technology Hardware, Storage & Peripherals – 2.26%
EMC Corp.	157,000	4,102,410

Water Utilities – 2.02%
Aqua America, Inc.	120,000	3,668,400
TOTAL COMMON STOCKS (Cost $148,488,102)		176,754,997

EXCHANGE TRADED FUNDS – 1.43%
SPDR S&P Retail ETF	60,000	2,599,200
TOTAL EXCHANGE TRADED FUNDS (Cost $2,505,066)		2,599,200

SHORT-TERM INVESTMENTS – 0.83%
Fidelity Institutional Money Market Portfolio 0.350% (c)	1,497,383	1,497,383
TOTAL SHORT-TERM INVESTMENTS (Cost $1,497,383)		1,497,383
Total Investments (Cost $152,490,551) – 99.79%		180,851,580
Other Assets in Excess of Liabilities – 0.21%		384,140
TOTAL NET ASSETS – 100.00%		$181,235,720

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security; the rate shown represents the rate as of February 29, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 29, 2016

	Mid Cap	Quality Large
	Growth Fund	Cap Fund

ASSETS
Investments, at value:
(Cost $39,725,085 and $152,490,551)	$45,652,447	$180,851,580
Receivable for Fund shares sold	36,762	20,273
Dividends and interest receivable	66,658	569,593
Other assets	7,198	8,972
TOTAL ASSETS	45,763,065	181,450,418

LIABILITIES
Payable for Fund shares redeemed	3,629	24,424
Payable to affiliates	24,743	56,419
Payable to Adviser	21,607	92,620
Payable to distributor	—	338
Accrued expenses and other liabilities	36,328	40,897
TOTAL LIABILITIES	86,307	214,698

NET ASSETS	$45,676,758	$181,235,720
Net assets consist of:
Paid-in Capital	$39,149,971	$152,693,505
Accumulated net investment income	33,774	281,119
Accumulated net realized gain (loss)	565,651	(99,933)
Net unrealized appreciation on investments	5,927,362	28,361,029
NET ASSETS	$45,676,758	$181,235,720

INSTITUTIONAL CLASS SHARES
Net assets	$45,666,013	$180,800,748
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,692,799	13,110,099
Net asset value, redemption price
and offering price per share	$12.37	$13.79

INVESTOR CLASS SHARES
Net assets	$10,745	$434,972
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	846	30,963
Net asset value, redemption price
and offering price per share	$12.70	$14.05

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 29, 2016

	Mid Cap	Quality Large
	Growth Fund	Cap Fund

INVESTMENT INCOME
Dividend income*	$619,488	$4,567,727
Interest income	682	2,799
TOTAL INVESTMENT INCOME	620,170	4,570,526

EXPENSES
Management fees	345,638	1,179,139
Administration fees	59,643	180,044
Transfer agent fees and expenses	39,577	57,516
Fund accounting fees	39,138	83,323
Audit and tax fees	27,994	27,966
Federal and state registration fees	21,854	24,935
Reports to shareholders	13,227	15,334
Legal fees	10,657	11,758
Chief Compliance Officer fees	8,002	8,150
Custody fees	5,759	21,250
Trustees' fees	5,596	5,623
Distribution (12b-1) fees – Investor Class	28	2,158
Other expenses	6,479	9,787
TOTAL EXPENSES	583,592	1,626,983
Less waivers and reimbursement
by Advisor (Note 4)	(7,295)	—
NET EXPENSES	576,297	1,626,983
NET INVESTMENT INCOME	43,873	2,943,543

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,738,736	1,729,635
Net change in unrealized
depreciation on investments	(5,446,186)	(10,833,836)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(2,707,450)	(9,104,201)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(2,663,577)	$(6,160,658)

*	Net of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015

FROM OPERATIONS
Net investment income (loss)	$43,873	$(81,259)
Net realized gain on investments	2,738,736	3,632,350
Net change in unrealized
appreciation (depreciation) on investments	(5,446,186)	1,411,513
Net increase (decrease) in
net assets from operations	(2,663,577)	4,962,604

FROM DISTRIBUTIONS
Net realized gain – Institutional Class	(2,511,955)	(3,739,564)
Net realized gain – Investor Class	(582)	(861)
Net decrease in net assets resulting
from distributions paid	(2,512,537)	(3,740,425)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	6,636,854	6,667,068
Proceeds from shares sold – Investor Class	—	10,000
Payments for shares
redeemed – Institutional Class	(6,154,850)	(6,010,907)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	2,508,186	3,735,972
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	582	861
Net increase in net assets from
capital share transactions	2,990,772	4,402,994
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(2,185,342)	5,625,173

NET ASSETS
Beginning of Period	47,862,100	42,236,927
End of Period	$45,676,758	$47,862,100
ACCUMULATED NET
INVESTMENT GAIN/(LOSS)	$33,774	$(10,099)

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 29, 2016	February 28, 2015

FROM OPERATIONS
Net investment income	$2,943,543	$2,569,493
Net realized gain on investments	1,729,635	9,055,971
Net change in unrealized
appreciation (depreciation) on investments	(10,833,836)	8,623,186
Net increase (decrease) in
net assets from operations	(6,160,658)	20,248,650

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(2,879,678)	(2,592,520)
Net investment income – Investor Class	(13,302)	(1,428)
Net realized gain – Institutional Class	(2,928,652)	(15,358,718)
Net realized gain – Investor Class	(12,941)	(11,431)
Net decrease in net assets resulting
from distributions paid	(5,834,573)	(17,964,097)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	38,468,834	38,793,338
Proceeds from shares sold – Investor Class	1,157,479	167,957
Payments for shares
redeemed – Institutional Class	(29,219,181)	(27,776,247)
Payments for shares redeemed – Investor Class	(841,870)	(173,823)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	2,921,573	15,308,475
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	24,858	3,358
Net increase in net assets from
capital share transactions	12,511,693	26,323,058
TOTAL INCREASE IN NET ASSETS	516,462	28,607,611

NET ASSETS
Beginning of Period	180,719,258	152,111,647
End of Period	$181,235,720	$180,719,258
ACCUMULATED NET
INVESTMENT INCOME	$281,119	$427,772

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year				Year
	Ended				Ended
	February	Year Ended			February
	29,	February 28,			29,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.88	$13.61	$11.70	$12.01	$12.92

Income (loss) from investment operations:
Net investment income (loss)(1)	0.01	(0.03)	(0.05)	(0.04)	(0.11)
Net realized and unrealized
gain (loss) on investments	(0.79)	1.47	2.12	0.40	(0.31)
Total from investment operations	(0.78)	1.44	2.07	0.36	(0.42)

Less distributions paid:
From net realized gain on investments	(0.73)	(1.17)	(0.16)	(0.67)	(0.49)
Total distributions paid	(0.73)	(1.17)	(0.16)	(0.67)	(0.49)

Net Asset Value, End of Period	$12.37	$13.88	$13.61	$11.70	$12.01
Total Return	(5.68)%	11.41%	17.75%	3.42%	(2.60)%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$45,666	$47,851	$42,237	$34,507	$30,262
Ratio of expenses to average net assets
before waiver and reimbursements	1.26%	1.28%	1.34%	1.48%	1.51%
Ratio of expenses to average net assets
after waiver and reimbursements	1.25%	1.25%	1.25%	1.25%	1.33%
Ratio of net investment income (loss)
to average net assets before waiver
and reimbursements	0.08%	(0.21)%	(0.52)%	(0.54)%	(1.07)%
Ratio of net investment income (loss)
to average net assets after waiver
and reimbursements	0.09%	(0.18)%	(0.43)%	(0.31)%	(0.89)%
Portfolio turnover rate	44.1%	62.9%	30.5%	140.1%	78.9%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year				Period
	Ended				Ended
	February	Year Ended			February
	29,	February 28,			29,
	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$14.26	$13.93	$11.85	$12.02	$11.22

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	(0.05)	0.08	0.20	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.81)	1.55	2.16	0.30	0.80
Total from investment operations	(0.83)	1.50	2.24	0.50	0.80

Less distributions paid:
From net realized gain on investments	(0.73)	(1.17)	(0.16)	(0.67)	—
Total distributions paid	(0.73)	(1.17)	(0.16)	(0.67)	—

Net Asset Value, End of Period	$12.70	$14.26	$13.93	$11.85	$12.02
Total Return(4)	(5.95)%	11.64%	18.96%	4.60%	7.13%

Supplemental Data and Ratios:
Net assets, end of period (000's)	$11	$11	$67	$56	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.51%	1.53%	1.59%	1.73%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.17)%	(0.46)%	(0.77)%	(0.79)%	(1.35)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(5)	(0.16)%	(0.43)%	(0.68)%	(0.56)%	(1.29)%
Portfolio turnover rate(4)	44.1%	62.9%	30.5%	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year				Year
	Ended				Ended
	February	Year Ended			February
	29,	February 28,			29,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.73	$14.63	$12.98	$12.12	$11.70

Income (loss) from investment operations:
Net investment income(1)	0.23	0.23	0.18	0.19	0.19
Net realized and unrealized
gain (loss) on investments	(0.71)	1.54	2.62	1.39	0.63
Total from investment operations	(0.48)	1.77	2.80	1.58	0.82

Less distributions paid:
From investment income(1)	(0.23)	(0.24)	(0.17)	(0.19)	(0.17)
From net realized gain on investments	(0.23)	(1.43)	(0.98)	(0.53)	(0.23)
Total distributions paid	(0.46)	(1.67)	(1.15)	(0.72)	(0.40)

Net Asset Value, End of Period	$13.79	$14.73	$14.63	$12.98	$12.12
Total Return	(3.31)%	12.83%	21.93%	13.44%	7.49%

Supplemental Data and Ratios:
Net assets at end of period
(000's omitted)	$180,801	$180,571	$151,960	$119,234	$95,676
Ratio of expenses to average net assets	0.90%	0.90%	0.92%	0.96%	1.06%
Ratio of net investment income
to average net assets	1.62%	1.54%	1.28%	1.49%	1.66%
Portfolio turnover rate	58.3%	36.2%	53.3%	42.3%	58.4%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year				Period
	Ended				Ended
	February	Year Ended			February
	29,	February 28,			29,
	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$15.02	$14.87	$13.11	$12.14	$11.44

Income (loss) from investment operations:
Net investment income(2)	0.20	0.19	0.20	0.30	0.03
Net realized and unrealized
gain (loss) on investments	(0.73)	1.59	2.70	1.38	0.67
Total from investment operations	(0.53)	1.78	2.90	1.68	0.70

Less distributions paid:
From investment income(2)	(0.21)	(0.20)	(0.16)	(0.19)	—
From net realized gain on investments	(0.23)	(1.43)	(0.98)	(0.52)	—
Total distributions paid	(0.44)	(1.63)	(1.14)	(0.71)	—

Net Asset Value, End of Period	$14.05	$15.02	$14.87	$13.11	$12.14
Total Return(3)	(3.56)%	12.66%	22.47%	14.34%	6.12%

Supplemental Data and Ratios:
Net assets at end of period (000's omitted)	$435	$148	$152	$61	$53
Ratio of expenses to average net assets(4)	1.15%	1.15%	1.17%	1.21%	1.33%
Ratio of net investment income
to average net assets(4)	1.37%	1.79%	1.53%	1.74%	2.08%
Portfolio turnover rate(3)	58.3%	36.2%	53.3%	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 29, 2016

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price,

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security.  s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurement and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2016:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$44,826,730	$—	$—	$44,826,730
Total Equity	44,826,730	—	—	44,826,730
Short-Term Investments	825,717	—	—	825,717
Total Investments
in Securities	$45,652,447	$—	$—	$45,652,447

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$176,754,997	$—	$—	$176,754,997
Exchange-Traded Fund	2,599,200	—	—	2,599,200
Total Equity	179,354,197	—	—	179,354,197
Short-Term Investments	1,497,383	—	—	1,497,383
Total Investments
in Securities	$180,851,580	$—	$—	$180,851,580

During the year ended February 29, 2016, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the year. The Funds did not hold financial derivative instruments during the year presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares of each Fund.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 29, 2016 and February 28, 2015 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2016	$—	$2,512,537
Year ended February 28, 2015	$—	$3,740,425

Quality Large Cap Fund
Year ended February 29, 2016	$3,090,196	$ ,744,377
Year ended February 28, 2015	$5,471,892	$12,492,205

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

As of February 29, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$39,747,039	$152,590,484
Gross tax unrealized appreciation	$8,863,126	$30,181,334
Gross tax unrealized depreciation	(2,957,718)	(1,920,238)
Net tax unrealized appreciation	$5,905,408	$28,261,096
Undistributed ordinary income	$33,774	$281,119
Undistributed long-term capital gain	587,605	—
Total distributable earnings	$621,379	$281,119
Total accumulated earnings	$6,526,787	$28,542,215

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$—	$(197,216)
Accumulated Net Realized Gain	$—	$197,216

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 29, 2016.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2016.  At February 29, 2016, the fiscal years 2013 through 2016 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2017, at the discretion of the Adviser and Board of Trustees, to the extent necessary to ensure that the Funds’ total operating

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.25% and 1.50% for the Institutional and Investor classes, respectively, of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2017	$32,945	$—
February 2018	$11,095	$—
February 2019	$7,295	$—

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended February 29, 2016, the Mid Cap Growth Fund and the Quality Large Cap Fund incurred expenses of $28 and $2,158 pursuant to the 12b-1 Plan, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the year ended February 29, 2016, and owed as of February 29, 2016 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$59,643	$9,306
Bright Rock Quality Large Cap Fund	$180,044	$29,149

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the year ended February 29, 2016, and owed as of February 29, 2016, are as follows:

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$39,138	$6,547
Bright Rock Quality Large Cap Fund	$83,323	$13,567

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$39,577	$6,471
Bright Rock Quality Large Cap Fund	$57,428	$8,949

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$5,759	$1,093
Bright Rock Quality Large Cap Fund	$21,250	$3,406

*	These amounts do not include sub-transfer agency fees; therefore, they may not agree with the Statement of Operations.

The Funds each have a line of credit with US Bank (see Note 9).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended February 29, 2016, and owed as of February 29, 2016 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$8,002	$1,326
Bright Rock Quality Large Cap Fund	$8,150	$1,348

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 29, 2016	February 28, 2015
Shares Sold	505,823	494,804
Shares Reinvested	201,299	294,403
Shares Redeemed	(461,023)	(446,583)
Net Increase (Decrease)	246,099	342,624

	Year Ended	Year Ended
Mid Cap Growth Fund – Investor Class	February 29, 2016	February 28, 2015
Shares Sold	—	730
Shares Reinvested	45	66
Shares Redeemed	—	—
Net Increase	45	796

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 29, 2016	February 28, 2015
Shares Sold	2,712,383	2,581,830
Shares Reinvested	210,467	1,102,879
Shares Redeemed	(2,068,696)	(1,816,755)
Net Increase	854,154	1,867,954

	Year Ended	Year Ended
Quality Large Cap Fund – Investor Class	February 29, 2016	February 28, 2015
Shares Sold	78,624	10,945
Shares Reinvested	1,744	237
Shares Redeemed	(59,288)	(11,495)
Net Increase (Decrease)	21,080	(313)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 29, 2016 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$20,258,603	$114,543,159
Sales	$20,212,323	$104,320,146

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2016

(9)	Line of Credit

The Funds each have lines of credit, maturing August 12, 2016, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate of 3.50% (as of February 29, 2016). The following table provides information regarding usage of the lines of credit for the year ended February 29, 2016. There were no outstanding balances on the lines of credit as of February 29, 2016.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Bright Rock Mid
Cap Growth Fund	12	$164,667	$178	$211,000	5/19/2015
Bright Rock Quality
Large Cap Fund	5	$222,800	$108	$272,000	2/17/2016

* Interest expense is included within “other expenses” on the Statement of Operations.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Bright Rock Funds, comprising Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 29, 2016, and the related statements of operations, changes in net assets, and financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 29, 2016, the results of their operations, and the changes in their net assets and financial highlights for the year then ended,  in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 26, 2016

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 29, 2016 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	100.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 29, 2016, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	100.00%

For the fiscal year ended February 29, 2016, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each Fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	37	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	37	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	37	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager, Ramius
Milwaukee, WI 53202		October 23,	Director, Chief		IDF fund
Age: 72		2009	Administrative		complex (two
			Officer (“CAO”) and		closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	37	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 53		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 58	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 55	President and	2014	2014–present); CCO
	Anti-Money		(2003–2013) and Senior
	Laundering		Vice President, Ariel
	Officer		Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present);
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 28		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2016	FYE 2/28/2015
Audit Fees	45,020	43,700
Audit-Related Fees	0	0
Tax Fees	10,520	10,200
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2016	FYE 2/28/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2016	FYE 2/28/2015
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 4/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
 John Buckel, President

Date 4/28/2016

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 4/28/2016

* Print the name and title of each signing officer under his or her signature.